DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Net loss	$ (659)	$ (37,269)
Cash	0	0
Working capital deficit	$ 659	$ 37,928